Share-Based Payments - Schedule of Equity Incentive Award Activity (Details) - Amended and Restated 2009 Stock Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payments - Schedule of Equity Incentive Award Activity (Details) [Line Items]
Shares,Nonvested Beginning balance	2,141,329	3,375,627
Weighted Average Fair Value, Nonvested Beginning balance	$ 54.18	$ 54.66
Shares,Granted	1,223,263	537,168
Weighted Average Fair Value ,Granted	$ 13.23	$ 38.16
Shares,Vested	(484,442)	(1,615,025)
Weighted Average Fair Value ,Vested	$ 53.56	$ 62.63
Shares, Forfeited	(1,467,845)	(156,441)
Weighted Average Fair Value ,Forfeited	$ 52.1	$ 45.13
Shares,Nonvested Ending balance	1,412,305	2,141,329
Weighted Average Fair Value, Nonvested Ending balance	$ 22.43	$ 54.18